                                 AIM VALUE FUND



[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                 JUNE 30, 1998

                        ---------------------------------

                                 AIM VALUE FUND

                                For shareholders

                                    who seek

                           long-term growth of capital

                               through a portfolio

                           that consists primarily of

                          stocks of companies that are

                             undervalued relative to

                          the stock market as a whole.

                        ---------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Value Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflect the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Standard & Poor's Composite Index of 500 Stocks (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general.
o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The Russell 1000 Stock Index is an unmanaged index generally considered representative of large capitalization stocks. A subset of it, the Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
o The Lipper Growth Funds Index represents an average of the performance of the 30 largest growth funds. It is compiled by Lipper Analytical Services, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

      MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
            AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                   Dear Fellow Shareholder:

                    When we last reported to you, for the fiscal year ended
[PHOTO OF           December 31, 1997, equity markets worldwide were still
Charles T.          shaken by the financial crisis in Asia. By June 30, 1998,
  Bauer,            the end of this six-month reporting period, most markets had
Chairman of         recovered nicely, with domestic equities producing generous
the Board of        returns and European markets outpacing the U.S. Only Asian
 THE FUND           markets remained in the doldrums. High-quality bonds have
APPEARS HERE]       turned in a solid performance with generous real returns.

    Good economic news has been arriving almost daily. Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest. The economic fundamentals in the U.S. appear sound, and we at AIM remain cautiously optimistic that the current economic expansion may continue for the foreseeable future although market valuations are high compared to historical standards.

    By the close of this reporting period, markets had become less ebullient. Equities had declined slightly from the heights reached earlier in the period. Many participants in the U.S. equity markets voiced concern about prices that continued rising despite slowing earnings growth, especially for larger companies. The performance of European markets had exceeded everyone's expectations. Asia's economic woes, especially the continuing recession in Japan, which markets had shrugged off for a while, seemed more troublesome as the reporting period closed.

    In the face of such uncertainty, the best course for investors is to remain realistic. We are now in the fourth year of unprecedented market advances. Even accounting for the steep drop in equities in early August, after the close of this reporting period, equities still have the potential to produce returns above 30% again for the full year. We have never experienced this before, and it may have fostered unrealistic expectations among investors, who would do well to remember that the long-term average return for equities is closer to 10% per year.

    A well-diversified portfolio is still one of the most effective tools for coping with market shifts because different asset classes and different national markets tend to move independently of one another. Your financial consultant remains your best source of information about how to allocate your investments based on your goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS

    Shortly before the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--Registered Trademark--.
    This transaction gives you, our shareholders, access to a greater variety of investment choices. A complete list of the funds now included in The AIM Family of Funds--Registered Trademark--appears on the back cover of this report. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.
    The transaction also helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue enlarging both the scope of our fund offerings and our menu of services for our shareholders. AIM continuously reviews its products and services with a view to enhancing our ability to help shareholders meet their investment goals.

YOUR FUND MANAGERS COMMENT

    On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

                        ---------------------------------
                          A well-diversified portfolio

                            is still one of the most

                         effective tools for coping with

                              market shifts because

                           different asset classes and

                         different national markets tend

                              to move independently

                                 of one another.
                        ---------------------------------

The Managers' Overview

FUND PRODUCES IMPRESSIVE RETURNS SEEKING OUT REASONABLY PRICED GROWTH

A roundtable discussion with the Fund management team for AIM Value Fund for the six months ended June 30, 1998.
--------------------------------------------------------------------------------

Q.  HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A. Performance was very good, outperforming a number of relevant indexes. Total return for Class A shares was 18.60%; for Class B shares, 18.12%; and Class C shares, 18.15%. During the same six months, the widely followed Dow Jones Industrial Average rose 14.16%, the S&P 500 Index was up 17.72%, and the Russell 1000 Value Index gained 12.16%. T
        The Fund continues to provide excellent long-term performance, as shown on page 4.
        Net assets grew from $13.61 billion to $16.73 billion during the reporting period.

================================================================================
GROWTH OF NET ASSETS
--------------------------------------------------------------------------------
12/31/97                 $13.61 billion
6/30/98                  $16.73 billion
--------------------------------------------------------------------------------

Q.  WHAT WERE EQUITY MARKETS LIKE DURING THIS REPORTING PERIOD?

A. Though there were some uncertain moments, on balance it was a good period for investors. Early in the six-month period, market participants were pessimistic about the worldwide impact of Asia's currency and market crises. This dampened stock performance and increased volatility. The widely followed Dow Jones Industrial Average dropped 222 points (2.8%) on January
    9. But as the new year unfolded, the markets shrugged off these difficulties for a while, and the Dow proceeded to record highs.
        Toward the end of the period, a more cautious climate prevailed as it became obvious that economies in Asia were not going to recover quickly and that the slowdown in Japan, that continent's major economy, could be prolonged. Markets worldwide became more volatile and uncertain.
        For the period as a whole, market narrowness continued. Investors favored well-known, widely traded stocks. Money went into companies with rapidly growing sales and earnings but with generally higher price tags. Investors looking for the stability of large companies with household names appeared willing to pay whatever it takes to own them.

Q.  HOW DID THIS AFFECT THE FUND?

A. As we have explained in previous reports, AIM Value Fund looks for what we call growth at a reasonable price. The decision to buy takes account of a company's earnings and earnings momentum, but we add a price filter. So we look at stocks from two perspectives: sometimes we examine earnings first and then determine how much we are willing to pay for the stock; sometimes we just look at a stock that seems to be underperforming and try to decide whether there is a catalyst in place that will change the situation and lead to better earnings. Typically, we will take a small position in the stock and increase that only after we are confident our expectations are justified.
        The decision to sell a stock is the mirror image of this. If we think a stock has gotten too high in price, we will reduce our position in it. We don't simply eliminate it from the portfolio--we want to take some of our profits, but not necessarily all.

Q.  WHAT KINDS OF STOCKS HAS THIS PROCESS LED YOU TO DURING THIS SIX MONTHS?

A. We own quite a few consumer cyclical stocks, a broad category that includes hotels, household furnishings, and certain retailers--industries that do well in a healthy economy. We have been enjoying declining unemployment, rising wages, and falling mortgage rates. Retail sales rose every month during the reporting period. Simultaneously, wholesale prices dropped--another positive for retailers. Consumer cyclicals represented 13% of net assets at the close of the reporting period, up from about 8% six months earlier.
        For example, we added positions in Lowe's and Home Depot, two stars of the home-improvement segment of the retail industry. And we raised our holdings of Carnival Corp., operator of Holland America Line and Windstar Cruises as well as Carnival Cruise Lines. Carnival has been enjoying record earnings.
        Entertainment is another area where we have expanded our holdings; we added a sizable position in Time Warner Inc., which also has reported record earnings. We also expanded our holdings in the broadcasting industry. Some of this reflects the fact that

                    ----------------------------------------
                           We own quite a few consumer

                        cyclical stocks, a broad category

                              that includes hotels,

                           household furnishings, and

                      certain retailers--industries that do

                           well in a healthy economy.
                    ----------------------------------------

          See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 6/30/98, based on total net assets

======================================================================================================
TOTAL NUMBER OF HOLDINGS: 144
TOP 10 HOLDINGS                                   TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------
 1. WorldCom, Inc.                       3.07%   1. Financial (Diversified)                     7.39%

 2. Time Warner Inc.                     3.06    2. Health Care (Drugs-Major Pharmaceuticals)   4.91

 3. American International Group, Inc.   2.71    3. Insurance (Multi-Line)                      4.89

 4. Pharmacia & Upjohn, Inc.             2.62    4. Telecommunications (Long Distance)          4.48

 5. Royal Bank of Canada (Canada)        2.45    5. Banks (Major Regional)                      4.45

 6. Dayton Hudson Corp.                  2.38    6. Insurance (Property-Casualty)               4.41

 7. Allstate Corp. (The)                 2.38    7. Communications Equipment                    3.86

 8. Chase Manhattan Corp. (The)          2.26    8. Computers (Software & Services)             3.51

 9. Guidant Corp.                        2.24    9. Entertainment                               3.48

10. Freddie Mac                          2.11   10. Broadcasting (Television, Radio, & Cable)   3.44

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
======================================================================================================

    the cable TV industry has built its networks and now has an opportunity to reduce debt. It also reflects industry consolidation going on in the wake of the Telecommunications Deregulation Act of 1996, which relaxed restrictions on ownership of broadcast stations.

Q.  DID ANY OTHER SECTORS PROVIDE GOOD OPPORTUNITIES?

A. Our largest sector weighting is financial stocks--about 30% of net assets. A lot of these are insurance companies. Insurance companies are lagging the banks when it comes to restructuring, but they are undergoing a wave of consolidation that should improve balance sheets and, ultimately, share value. American International Group, Inc. is a prime participant in this process. Through acquisitions and strategic alliances, it has established itself as a worldwide provider of a diverse line of insurance products.
        The Fund also holds both insurance giant Travelers Group, Inc. and money-center bank Citicorp, the parties to the largest proposed corporate merger in history. The merger aims to expand the client base with a wide variety of products and to cut costs simultaneously.
        With financial markets buoyant, interest rates stable, and the trend toward globalization and consolidation unabated, financial stocks have been performing very well, often at reasonable valuations.

Q.  WHAT IS YOUR MARKET OUTLOOK?

A. We remain cautious. Domestically, inflation seems likely to remain contained as global competition and lower energy costs offset the inflationary potential of tight labor markets. Earnings growth, especially for large companies, has slowed, but earnings disappointments have tended to be company specific rather than across the board. Nevertheless, as the reporting period closed, the market finally seemed to be showing some concern about lagging earnings for the second quarter of the year.
        The worst storm clouds looming at the end of the reporting period were in Asia, especially the seemingly intractable economic slump in Japan. Concern was increasing about the contraction of Asian economies becoming a significant drag on economic activity worldwide. Markets lost much of their upward momentum late in the reporting period.

Q.  AND WHAT DO YOU FORESEE FOR THE FUND?

A. By our standards the markets are very highly priced. There are not that many companies in whose earnings we have enough confidence to pay the prices they now command. The number of holdings in the portfolio declined during the reporting period from 164 to 144. We held just under 7% of assets in cash--we think of it as keeping some of our powder dry in uncertain markets so that when circumstances change, we can take advantage of the opportunities that arise.

                       ----------------------------------
                         With financial markets buoyant,

                           interest rates stable, and

                         the trend toward globalization

                           and consolidation unabated,

                           financial stocks have been

                              performing very well,

                         often at reasonable valuations.
                       ----------------------------------

          See important fund and index disclosures inside front cover.

Long-Term Performance

AIM VALUE FUND VS. BENCHMARK INDEXES

The chart compares your Fund's Class A shares to benchmark indexes. It is important to understand differences between your Fund and these indexes. An index measures the performance of a hypothetical portfolio. A market index, such as the S&P 500, is not managed; therefore there are no sales charges, expenses, or fees. If you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment. Use of these indexes is intended to give you a general idea of how your Fund performed compared to these benchmarks.

GROWTH OF A $10,000 INVESTMENT

7/1/88 - 6/30/98
--------------------------------------------------------------------------------
           AIM VALUE FUND,         S&P'S      LIPPER GROWTH
          CLASS A SHARES            500        FUNDS INDEX
--------------------------------------------------------------------------------
           In Thousands
7/1/88         9,450              10,000          10,000
6/89          11,372              12,048          11,770
6/90          14,659              14,032          13,323
6/91          15,079              15,068          14,016
6/92          18,646              17,085          15,955
6/93          23,943              19,410          18,597
6/94          25,161              19,683          18,912
6/95          32,865              24,808          23,287
6/96          37,958              31,254          28,094
6/97          47,956              42,096          35,279
6/98          60,709              54,788          45,257
================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--. Your Fund's total return includes applicable sales charges, expenses, and management fees. The performance of Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

For periods ended 6/30/98, including maximum applicable sales charges

CLASS A SHARES
 1  Year                  19.63%
 5  Years                 19.09
 10 Years                 19.76

CLASS B SHARES
 1  Year                  20.58%
Inception (10/18/93)      18.54

CLASS C SHARES
Inception (8/4/97)        17.05%*

* Total return provided is cumulative total return that has not been annualized.
================================================================================

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-84.82%

AEROSPACE/DEFENSE-0.19%

Orbital Sciences Corp.(a)              834,000   $   31,170,750
---------------------------------------------------------------

AIRFREIGHT-0.33%

Airborne Freight Corp.               1,584,600       55,361,963
---------------------------------------------------------------

AIRLINES-1.99%

AMR Corp.(a)                         1,400,000      116,550,000
---------------------------------------------------------------
Continental Airlines, Inc.(a)        2,890,400      175,953,100
---------------------------------------------------------------
US Airways Group, Inc.(a)              500,000       39,625,000
---------------------------------------------------------------
                                                    332,128,100
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.10%

Lear Corp.(a)                          325,000       16,676,563
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.31%

U.S. Bancorp                         1,200,000       51,600,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-3.13%

BankAmerica Corp.                    1,000,000       86,437,500
---------------------------------------------------------------
Chase Manhattan Corp. (The)          5,000,000      377,500,000
---------------------------------------------------------------
Citicorp(b)                            400,000       59,700,000
---------------------------------------------------------------
                                                    523,637,500
---------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-1.27%

Coca-Cola Co. (The)                  2,486,900      212,629,950
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO, &
  CABLE)-3.44%

Cox Communications, Inc.-Class A
  (a)                                4,390,000      212,640,625
---------------------------------------------------------------
MediaOne Group Inc.(a)               6,500,000      285,593,750
---------------------------------------------------------------
Tele-Communications, Inc.-Class
  A(a)                               2,000,000       76,875,000
---------------------------------------------------------------
                                                    575,109,375
---------------------------------------------------------------

BUILDING MATERIALS-0.58%

Masco Corp.                          1,600,000       96,800,000
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.17%

Cytec Industries Inc.(a)               655,100       28,988,175
---------------------------------------------------------------

COMMUNICATION EQUIPMENT-0.68%

Comverse Technology, Inc.(a)         2,183,600      113,274,250
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.48%

Dell Computer Corp.(a)                 650,000       60,328,125
---------------------------------------------------------------
International Business Machines
  Corp.(b)                           1,200,000      137,775,000
---------------------------------------------------------------
Sun Microsystems, Inc.(a)            5,000,000      217,187,500
---------------------------------------------------------------
                                                    415,290,625
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-3.51%

American Management Systems, Inc.(a)   750,000   $   22,453,125
---------------------------------------------------------------
BMC Software, Inc.(a)                1,575,000       81,801,562
---------------------------------------------------------------
Cadence Design Systems, Inc.(a)        600,000       18,750,000
---------------------------------------------------------------
Computer Sciences Corp.(a)           1,400,000       89,600,000
---------------------------------------------------------------
J.D. Edwards & Co.(a)                  853,900       36,664,331
---------------------------------------------------------------
Microsoft Corp.(a)(b)                  687,300       74,486,138
---------------------------------------------------------------
Sterling Commerce, Inc.(a)           1,537,200       74,554,200
---------------------------------------------------------------
Unisys Corp.(a)                      6,696,500      189,176,125
---------------------------------------------------------------
                                                    587,485,481
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES, & GIFTS)-0.30%

American Greetings Corp.-Class A     1,000,000       50,937,500
---------------------------------------------------------------

CONSUMER FINANCE-2.20%

Household International, Inc.        1,600,000       79,600,000
---------------------------------------------------------------
MBNA Corp.                           2,000,000       66,000,000
---------------------------------------------------------------
Providian Financial Corp.            2,829,500      222,292,594
---------------------------------------------------------------
                                                    367,892,594
---------------------------------------------------------------

ELECTRIC COMPANIES-0.14%

Wisconsin Energy Corp.                 791,100       24,029,663
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.90%

General Electric Co.                 3,500,000      318,500,000
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.16%

Waters Corp.(a)                        466,100       27,470,769
---------------------------------------------------------------

ENTERTAINMENT-3.48%

Time Warner Inc.                     6,000,000      512,625,000
---------------------------------------------------------------
Viacom, Inc.-Class B(a)             1,200,000       69,900,000
---------------------------------------------------------------
                                                    582,525,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-7.39%

Ambac Financial Group, Inc.          1,520,000       88,920,000
---------------------------------------------------------------
American General Corp.                 500,000       35,593,750
---------------------------------------------------------------
Associates First Capital
  Corp.-Class A                      1,400,002      107,625,154
---------------------------------------------------------------
Fannie Mae                           5,200,000      315,900,000
---------------------------------------------------------------
Freddie Mac                          7,500,000      352,968,750
---------------------------------------------------------------
MBIA, Inc.                           1,156,300       86,577,962
---------------------------------------------------------------
MGIC Investment Corp.                  497,200       28,371,475
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                     2,100,000      191,887,500
---------------------------------------------------------------
PMI Group, Inc. (The)                  391,500       28,726,312
---------------------------------------------------------------
                                                  1,236,570,903
---------------------------------------------------------------
FOODS-0.52%
Interstate Bakeries Corp.              608,300       20,187,956
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FOODS-(CONTINUED)

Quaker Oats Co. (The)                1,206,000   $   66,254,625
---------------------------------------------------------------
                                                     86,442,581
---------------------------------------------------------------

HARDWARE & TOOLS-0.63%

Black & Decker Corp. (The)           1,715,000      104,615,000
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.31%

Bristol-Myers Squibb Co.             1,000,000      114,937,500
---------------------------------------------------------------
Warner-Lambert Co.                   1,500,000      104,062,500
---------------------------------------------------------------
                                                    219,000,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.10%

ICN Pharmaceuticals, Inc.            2,625,052      119,932,063
---------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)      1,371,400       64,027,238
---------------------------------------------------------------
                                                    183,959,301
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-4.62%

Merck & Co., Inc.                    2,500,000      334,375,000
---------------------------------------------------------------
Pharmacia & Upjohn, Inc.             9,500,000      438,187,500
---------------------------------------------------------------
                                                    772,562,500
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.36%

Quorum Health Group, Inc. (a)        2,273,900       60,258,350
---------------------------------------------------------------

HEALTH CARE (LONG-TERM CARE)-0.24%

Health Care and Retirement Corp.
  (a)                                1,000,000       39,437,500
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.26%

PhyCor, Inc.(a)                      2,577,700       42,693,156
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.84%

Allegiance Corp.                       549,000       28,136,250
---------------------------------------------------------------
Guidant Corp.                        5,251,600      374,504,725
---------------------------------------------------------------
Sybron International Corp. (a)       2,890,000       72,972,500
---------------------------------------------------------------
                                                    475,613,475
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-0.23%

Omnicare, Inc.                       1,000,000       38,125,000
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.68%

Colgate-Palmolive Co.                1,300,000      114,400,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.63%

Conseco, Inc.                          800,000       37,400,000
---------------------------------------------------------------
Provident Companies, Inc.            2,000,000       69,000,000
---------------------------------------------------------------
                                                    106,400,000
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-4.89%

Ace, Ltd.                            3,667,600      143,036,400
---------------------------------------------------------------
American International Group,
  Inc.                               3,101,700      452,848,200
---------------------------------------------------------------
Hartford Financial Services Group
  Inc. (The)                         1,200,000      137,250,000
---------------------------------------------------------------
Travelers Group, Inc.                1,400,000       84,875,000
---------------------------------------------------------------
                                                    818,009,600
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (PROPERTY-CASUALTY)-4.41%

Allstate Corp. (The)                 4,343,000   $  397,655,938
---------------------------------------------------------------
Chubb Corp.                            299,600       24,080,350
---------------------------------------------------------------
EXEL Ltd.                            2,225,000      173,132,812
---------------------------------------------------------------
Progressive Corp.                    1,014,200      143,002,200
---------------------------------------------------------------
                                                    737,871,300
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.89%

Edwards (A.G.), Inc.                 1,063,500       45,398,156
---------------------------------------------------------------
Merrill Lynch & Co., Inc.            1,127,800      104,039,550
---------------------------------------------------------------
                                                    149,437,706
---------------------------------------------------------------

LODGING-HOTELS-2.58%

Carnival Corp.                       6,000,000      237,750,000
---------------------------------------------------------------
Marriott International,
  Inc.-Class A                       1,830,100       59,249,487
---------------------------------------------------------------
Royal Caribbean Cruises Ltd.         1,700,000      135,150,000
---------------------------------------------------------------
                                                    432,149,487
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.08%

Hillenbrand Industries, Inc.           400,000       24,000,000
---------------------------------------------------------------
Tyco International Ltd.              2,500,000      157,500,000
---------------------------------------------------------------
                                                    181,500,000
---------------------------------------------------------------

NATURAL GAS-1.69%

El Paso Natural Gas Co.              3,000,000      114,750,000
---------------------------------------------------------------
Enron Corp.                          1,432,900       77,466,156
---------------------------------------------------------------
Williams Companies, Inc. (The)       2,664,500       89,926,875
---------------------------------------------------------------
                                                    282,143,031
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.27%

Halliburton Co.(b)                   1,000,000       44,562,500
---------------------------------------------------------------

OIL & GAS (REFINING & MARKETING)-0.26%

Tosco Corp.                          1,500,021       44,063,117
---------------------------------------------------------------

PERSONAL CARE-0.22%

Avon Products, Inc.                    486,800       37,727,000
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.91%

Xerox Corp.                          1,500,000      152,437,500
---------------------------------------------------------------

PUBLISHING-0.11%

Meredith Corp.                         400,000       18,775,000
---------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-1.12%

Gannett Co., Inc.                      842,800       59,891,475
---------------------------------------------------------------
New York Times Co.-Class A (The)       700,000       55,475,000
---------------------------------------------------------------
Washington Post Co.-Class B (The)      124,000       71,424,000
---------------------------------------------------------------
                                                    186,790,475
---------------------------------------------------------------

RAILROADS-0.74%

Burlington Northern Santa Fe
  Corp.                                350,000       34,365,625
---------------------------------------------------------------
Kansas City Southern Industries,
  Inc.                               1,803,000       89,473,875
---------------------------------------------------------------
                                                    123,839,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
REAL ESTATE INVESTMENT TRUSTS-0.10%

Mack-Cali Realty Corp.                 473,500   $   16,276,563
---------------------------------------------------------------

RESTAURANTS-0.19%

Cracker Barrel Old Country Store,
  Inc.                                 694,300       22,044,025
---------------------------------------------------------------
Papa John's International, Inc.(a)     234,400        9,244,150
---------------------------------------------------------------
                                                     31,288,175
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.22%

Gap, Inc. (The)                        600,000       36,975,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.55%

Home Depot, Inc.                       521,800       43,342,013
---------------------------------------------------------------
Lowe's Companies, Inc.               1,200,000       48,675,000
---------------------------------------------------------------
                                                     92,017,013
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.64%

Federated Department Stores,
  Inc.(a)                            2,000,000      107,625,000
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.22%

Kroger Co.(a)                        2,848,600      122,133,725
---------------------------------------------------------------
Safeway, Inc.(a)                     2,000,200       81,383,138
---------------------------------------------------------------
                                                    203,516,863
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-3.30%

Costco Companies, Inc.(a)            1,223,200       77,138,050
---------------------------------------------------------------
Dayton Hudson Corp.                  8,219,200      398,631,200
---------------------------------------------------------------
Fred Meyer, Inc.(a)                  1,800,000       76,500,000
---------------------------------------------------------------
                                                    552,269,250
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.17%

Charter One Financial, Inc.            840,000       28,297,500
---------------------------------------------------------------

SERVICES (ADVERTISING & MARKETING)-0.78%

Omnicom Group, Inc.                  2,600,000      129,675,000
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.11%

Galileo International, Inc.          1,000,000       45,062,500
---------------------------------------------------------------
Service Corp. International            800,000       34,300,000
---------------------------------------------------------------
Stewart Enterprises, Inc.-Class A    4,000,000      106,500,000
---------------------------------------------------------------
                                                    185,862,500
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.16%

National Data Corp.                    600,000       26,250,000
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.15%

AccuStaff, Inc.(a)                     800,000       25,000,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.91%

AirTouch Communications, Inc.(a)     1,200,000       70,125,000
---------------------------------------------------------------
Nextel Communications, Inc.-Class
  A(a)                               3,275,900       81,488,012
---------------------------------------------------------------
                                                    151,613,012
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-4.48%

MCI Communications Corp.             4,036,000      234,592,500
---------------------------------------------------------------
WorldCom, Inc.(a)                   10,618,893      514,352,630
---------------------------------------------------------------
                                                    748,945,130
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

TELEPHONE-1.42%

BellSouth Corp.                      1,200,000   $   80,550,000
---------------------------------------------------------------
Century Telephone Enterprises,
  Inc.                                 248,700       11,409,113
---------------------------------------------------------------
SBC Communications, Inc.             2,000,000       80,000,000
---------------------------------------------------------------
US West, Inc.                        1,400,019       65,800,893
---------------------------------------------------------------
                                                    237,760,006
---------------------------------------------------------------

TOBACCO-0.96%

Philip Morris Companies, Inc.        4,073,800      160,405,875
---------------------------------------------------------------

WASTE MANAGEMENT-2.12%

USA Waste Services, Inc.(a)          3,915,200      193,313,000
---------------------------------------------------------------
Waste Management, Inc.               4,616,800      161,588,000
---------------------------------------------------------------
                                                    354,901,000
---------------------------------------------------------------
         Total Domestic Common
           Stocks (Cost
           $10,520,586,610)                      14,189,570,127
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 9.57%

AUSTRALIA-0.23%

News Corp. Ltd.-ADR (The)
  (Publishing-Newspapers)            1,195,300       38,399,013
---------------------------------------------------------------

CANADA-2.44%

Royal Bank of Canada (Banks-Major
  Regional)                          6,800,000      409,095,544
---------------------------------------------------------------

DENMARK-0.27%

Novo Nordisk A/S (Health
  Care-Drugs-Generic & Other)          321,000       44,304,870
---------------------------------------------------------------

FINLAND-1.31%

Nokia Oyj A.B.-Class A
  (Communications Equipment)            23,000        1,699,647
---------------------------------------------------------------
Nokia Oyj A.B.-Class A-ADR
  (Communications Equipment)         3,000,000      217,687,500
---------------------------------------------------------------
                                                    219,387,147
---------------------------------------------------------------

ITALY-0.89%

Credito Italiano S.p.A.
  (Banks-Major Regional)            13,250,000       68,899,254
---------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major Regional)      2,400,000       37,807,007
---------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)    5,660,000       41,371,279
---------------------------------------------------------------
                                                    148,077,540
---------------------------------------------------------------

SWEDEN-2.93%

Nordbanken Holding A.B.
  (Banks - Major Regional)          12,750,000       93,526,646
---------------------------------------------------------------
Sparbanken Sverige A.B.-Class A
  (Banks-Major Regional)             2,800,000       84,263,323
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                         9,860,900      282,268,263
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson - Class B
  (Communications Equipment)         1,027,400       30,016,827
---------------------------------------------------------------
                                                    490,075,059
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SWITZERLAND-0.76%

Nestle S.A. (Foods)                     59,000   $  126,436,918
---------------------------------------------------------------

UNITED KINGDOM-0.74%

Railtrack Group PLC (Shipping)       3,100,000       76,082,007
---------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Health Care-Drugs-Major
  Pharmaceuticals)                     800,000       48,400,000
---------------------------------------------------------------
                                                    124,482,007
---------------------------------------------------------------
         Total Foreign Stocks &
           Other Equity Interests
           (Cost $1,104,942,944)                  1,600,258,098
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
TIME DEPOSIT-0.54%

Deutsche Bank Securities Corp.,
  6.50%, 07/01/98 (Cost
  $90,000,000)                   $ 90,000,000        90,000,000
---------------------------------------------------------------

                                  PRINCIPAL         MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS(c)-5.51%

Bear Stearns & Co., Inc.,
  6.00%(d)                       $160,000,000   $   160,000,000
---------------------------------------------------------------
Nesbitt Burns Securities Inc.,
  5.90%(e)                        100,000,000       100,000,000
---------------------------------------------------------------
SBC Capital Markets, Inc.,
  5.85%, 07/01/98(f)              255,313,840       255,313,840
---------------------------------------------------------------
Salomon Smith Barney Holdings
  Inc., 6.125%(g)                 200,000,000       200,000,000
---------------------------------------------------------------
UBS Securities LLC, 6.25%,
  07/01/98(h)                     207,100,000       207,100,000
---------------------------------------------------------------
         Total Repurchase
           Agreements (Cost
           $922,413,840)                            922,413,840
---------------------------------------------------------------
TOTAL INVESTMENTS-100.44%                        16,802,242,065
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.44)%                                    (73,616,315)
---------------------------------------------------------------
NET ASSETS-100.00%                              $16,728,625,750
===============================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of these securities are subject to call options written. See Note
    8.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Open joint repurchase agreement entered into 08/27/97. Collateralized by $267,063,854 U.S. Government obligations, 0% to 7.50% due 07/01/98 to 08/01/37 with an aggregate market value at 06/30/98 of $204,610,520.
(e) Open joint repurchase agreement entered into 05/12/97. Collateralized by $102,257,000 U.S. Government obligations, 0% to 6.35% due 08/06/98 to 06/16/05 with an aggregate market value at 06/30/98 of $102,004,455.
(f) Joint repurchase agreement entered into 06/30/98 with a maturing value of $1,000,162,500. Collateralized by $3,590,870,000 U.S. Government
    obligations, 0% to 0% due 08/15/00 to 11/15/24 with an aggregate market value at 06/30/98 of $1,148,593,549.
(g) Open joint repurchase agreement entered into 02/25/98. Collateralized by $622,412,000 U.S. Government obligations, 0% to 9.65% due 09/18/98 to 12/15/43 with an aggregate market value at 06/30/98 of $612,000,396.
(h) Joint repurchase agreement entered into 06/30/98 with a maturing value of $500,086,806. Collateralized by $585,571,930 U.S. Government obligations, 0% to 11.50% due 06/22/00 to 02/01/28 with an aggregate market value at 06/30/98 of $510,079,125.

Abbreviations:

ADR -- American Depositary Receipt

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $12,637,943,394)                         $16,802,242,065
----------------------------------------------------------
Foreign currencies, at value (cost
  $13,300)                                          13,649
----------------------------------------------------------
Receivables for:
  Investments sold                              60,983,848
----------------------------------------------------------
  Fund shares sold                              32,275,350
----------------------------------------------------------
  Dividends and interest                         9,583,255
----------------------------------------------------------
Investment for deferred compensation plan          101,565
----------------------------------------------------------
Other assets                                       197,107
----------------------------------------------------------
    Total assets                            16,905,396,839
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         93,151,592
----------------------------------------------------------
  Fund shares reacquired                        43,369,910
----------------------------------------------------------
  Options written                               14,768,750
----------------------------------------------------------
  Deferred compensation plan                       101,565
----------------------------------------------------------
Accrued advisory fees                            7,987,034
----------------------------------------------------------
Accrued administrative services fees                23,121
----------------------------------------------------------
Accrued distribution fees                       14,345,705
----------------------------------------------------------
Accrued transfer agent fees                      2,004,263
----------------------------------------------------------
Accrued trustees' fees                              15,000
----------------------------------------------------------
Accrued operating expenses                       1,004,149
----------------------------------------------------------
    Total liabilities                          176,771,089
----------------------------------------------------------
Net assets applicable to shares
  outstanding                              $16,728,625,750
==========================================================

NET ASSETS:

Class A                                    $ 8,109,676,859
==========================================================
Class B                                    $ 8,502,922,726
==========================================================
Class C                                    $   116,026,165
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        210,920,945
==========================================================
Class B                                        225,702,896
==========================================================
Class C                                          3,078,415
==========================================================
Class A:

  Net asset value and redemption price
    per share                              $         38.45
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $38.45
    divided by 94.50%)                     $         40.69
==========================================================
Class B:

  Net asset value and offering price per
    share                                  $         37.67
==========================================================
Class C:

  Net asset value and offering price per
    share                                  $         37.69
==========================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $2,650,291 foreign
  withholding tax)                          $   68,034,527
----------------------------------------------------------
Interest                                        36,532,467
----------------------------------------------------------
    Total investment income                    104,566,994
----------------------------------------------------------

EXPENSES:

Advisory fees                                   47,172,242
----------------------------------------------------------
Administrative services fees                       141,185
----------------------------------------------------------
Custodian fees                                     564,875
----------------------------------------------------------
Distribution fees -- Class A                     9,222,285
----------------------------------------------------------
Distribution fees -- Class B                    38,029,730
----------------------------------------------------------
Distribution fees -- Class C                       348,443
----------------------------------------------------------
Trustees' fees                                      40,691
----------------------------------------------------------
Transfer agent fees -- Class A                   4,488,293
----------------------------------------------------------
Transfer agent fees -- Class B                   6,614,367
----------------------------------------------------------
Transfer agent fees -- Class C                      81,143
----------------------------------------------------------
Other                                            1,270,760
----------------------------------------------------------
    Total expenses                             107,974,014
----------------------------------------------------------
Less: Expenses paid indirectly                    (113,841)
----------------------------------------------------------
      Fees waived by advisor                    (1,633,738)
----------------------------------------------------------
      Net expenses                             106,226,435
----------------------------------------------------------
Net investment income (loss)                    (1,659,441)
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        726,133,435
----------------------------------------------------------
  Foreign currencies                               (58,413)
----------------------------------------------------------
  Futures contracts                              1,526,410
----------------------------------------------------------
  Option contracts                                (799,130)
----------------------------------------------------------
                                               726,802,302
----------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                      1,844,424,137
----------------------------------------------------------
  Foreign currencies                               205,100
----------------------------------------------------------
  Option contracts                             (11,035,671)
----------------------------------------------------------
                                             1,833,593,566
----------------------------------------------------------
  Net gain from investment securities,
    foreign currencies, futures and option
    contracts                                2,560,395,868
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                $2,558,736,427
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                 JUNE 30,           DECEMBER 31,
                                                                   1998                 1997
                                                              ---------------      ---------------
OPERATIONS:

  Net investment income (loss)                                $    (1,659,441)     $    20,314,716
--------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                      726,802,302        1,450,271,721
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                             1,833,593,566          961,987,307
--------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        2,558,736,427        2,432,573,744
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                                  --           (7,048,371)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                  --         (677,329,447)
--------------------------------------------------------------------------------------------------
  Class B                                                                  --         (697,438,107)
--------------------------------------------------------------------------------------------------
  Class C                                                                  --           (2,766,027)
--------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                          94,755,868        1,076,707,236
--------------------------------------------------------------------------------------------------
  Class B                                                         393,831,700        1,473,648,468
--------------------------------------------------------------------------------------------------
  Class C                                                          71,353,244           35,606,705
--------------------------------------------------------------------------------------------------
    Net increase in net assets                                  3,118,677,239        3,633,954,201
--------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          13,609,948,511        9,975,994,310
--------------------------------------------------------------------------------------------------
  End of period                                               $16,728,625,750      $13,609,948,511
==================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $11,676,127,073      $11,116,186,261
--------------------------------------------------------------------------------------------------
  Undistributed net investment income                              16,092,964           17,752,405
--------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and
    option contracts                                              878,183,009          151,380,707
--------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                             4,158,222,704        2,324,629,138
--------------------------------------------------------------------------------------------------
                                                              $16,728,625,750      $13,609,948,511
==================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the value of the Fund's portfolio being hedged.
F. Covered Call Options -- The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 25% of the net assets of the Fund.
G. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund will not purchase put options where the aggregate value of the securities underlying all such options exceeds 25% of the value of its net assets.
H. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
I. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM is currently voluntarily waiving a portion of its advisory fees payable by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. The waiver of fees is entirely voluntary and the Board of Trustees would be advised of any decision by AIM to discontinue the waiver. During the six months ended June 30, 1998, AIM voluntarily waived advisory fees in the amount of $1,633,738.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $141,185 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended June 30, 1998, AFS was paid $6,618,068 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1998, the Class A, Class B and Class C shares paid AIM Distributors $9,222,285, $38,029,730 and $348,443, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,579,691 from sales of the Class A shares of the Fund during the six months ended June 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1998, AIM Distributors received $757,894 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1998, the Fund paid legal fees of $11,766 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $91,033 and $22,808, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $113,841 during the six months ended June 30, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% of the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $11,448,286,388 and $9,073,764,293, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 was as follows:

Aggregate unrealized appreciation of
  investment securities                     $4,206,561,825
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (44,975,971)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $4,161,585,854
==========================================================
Cost of investments for tax purposes is $12,640,656,211.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                                                        JUNE 30,                      DECEMBER 31,
                                                                          1998                            1997
                                                              -----------------------------   -----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------   ---------------   -----------   ---------------
Sold:
 Class A                                                       32,923,732   $ 1,159,141,270    56,549,515   $ 1,862,338,902
---------------------------------------------------------------------------------------------------------------------------
 Class B                                                       23,754,381       820,809,118    44,494,521     1,452,059,926
---------------------------------------------------------------------------------------------------------------------------
 Class C*                                                       2,170,111        75,652,986       982,300        34,164,971
---------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
 Class A                                                           17,155           554,642    20,397,239       655,150,256
---------------------------------------------------------------------------------------------------------------------------
 Class B                                                           12,073           385,217    20,756,501       656,098,487
---------------------------------------------------------------------------------------------------------------------------
 Class C*                                                              42             1,744        82,603         2,611,962
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
 Class A                                                      (30,093,985)   (1,064,940,044)  (43,852,562)   (1,440,781,922)
---------------------------------------------------------------------------------------------------------------------------
 Class B                                                      (12,292,747)     (427,362,635)  (19,618,229)     (634,509,945)
---------------------------------------------------------------------------------------------------------------------------
 Class C*                                                        (123,113)       (4,301,486)      (33,528)       (1,170,228)
---------------------------------------------------------------------------------------------------------------------------
* Class C shares commenced sales on August 4, 1997.            16,367,649   $   559,940,812    79,758,360   $ 2,585,962,409
===========================================================================================================================

NOTE 8-CALL OPTION CONTRACTS WRITTEN

Transactions in call option contracts written during the six months ended June 30, 1998 are summarized as follows:

                                                                                                  CALL OPTION CONTRACTS
                                                                                                 -------------------------
                                                                                                 NUMBER OF      PREMIUMS
                                                                                                 CONTRACTS      RECEIVED
                                                                                                 ---------    ------------
Beginning of period                                                                                 43,901     $ 19,083,250
---------------------------------------------------------------------------------------------------------------------------
Written                                                                                             80,925       35,505,699
---------------------------------------------------------------------------------------------------------------------------
Closed                                                                                             (31,572)     (13,905,935)
---------------------------------------------------------------------------------------------------------------------------
Exercised                                                                                          (33,278)     (18,165,010)
---------------------------------------------------------------------------------------------------------------------------
Expired                                                                                            (42,976)     (13,826,537)
---------------------------------------------------------------------------------------------------------------------------
End of period                                                                                       17,000     $  8,691,467
===========================================================================================================================

Open call option contracts written at June 30, 1998 were as follows:

                                                                         NUMBER                      JUNE 30,        UNREALIZED
                                                  CONTRACT    STRIKE       OF         PREMIUM          1998         APPRECIATION
                     ISSUE                         MONTH      PRICE     CONTRACTS     RECEIVED     MARKET VALUE    (DEPRECIATION)
                     -----                        --------    ------    ---------    ----------    ------------    --------------
Citicorp                                           July        175        2,000      $1,218,959    $    31,250        $ 1,187,709
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                    July         45        7,000       2,909,111        831,250          2,077,861
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.              July        100        3,000       2,427,219      4,500,000         (2,072,781)
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                    July         90        5,000       2,136,178      9,406,250         (7,270,072)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         17,000      $8,691,467    $14,768,750        $(6,077,283)
=================================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the six months ended June 30, 1998 and each of the years in the five-year period ended December 31, 1997; for a share of Class B outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997 and the period October 18, 1993 (date sales commenced) through December 31, 1993; and for a share of Class C outstanding during the six months ended June 30, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
                                                JUNE 30,       ------------------------------------------------------------------
                                                  1998            1997            1996          1995          1994         1993
                                               ----------      ----------      ----------    ----------    ----------    --------
Net asset value, beginning of period           $    32.42      $    29.15      $    26.81    $    21.14    $    20.82    $  18.24
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Income from investment operations:
 Net investment income                               0.07            0.17            0.43(a)       0.14          0.16        0.04
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
 Net gains on securities (both realized and
   unrealized)                                       5.96            6.78            3.42          7.21          0.52        3.34
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
   Total from investment operations                  6.03            6.95            3.85          7.35          0.68        3.38
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Less distributions:
 Dividends from net investment income                  --           (0.04)          (0.41)        (0.09)        (0.16)      (0.03)
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
 Distributions from net realized gains                 --           (3.64)          (1.10)        (1.59)        (0.20)      (0.77)
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
   Total distributions                                 --           (3.68)          (1.51)        (1.68)        (0.36)      (0.80)
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Net asset value, end of period                 $    38.45      $    32.42      $    29.15    $    26.81    $    21.14    $  20.82
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Total return(b)                                     18.60%          23.95%          14.52%        34.85%         3.28%      18.71%
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $8,109,677      $6,745,253      $5,100,061    $3,408,952    $1,358,725    $765,305
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Ratio of expenses to average net assets(c)           1.00%(d)        1.04%           1.11%         1.12%         0.98%       1.09%
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Ratio of net investment income to average
 net assets(e)                                       0.39%(d)        0.57%           1.65%         0.74%         0.92%       0.30%
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Portfolio turnover rate                                65%            137%            126%          151%          127%        177%
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------
Average brokerage commission rate paid(f)      $   0.0520      $   0.0481      $   0.0436           N/A           N/A         N/A
--------------------------------------------   ----------      ----------      ----------    ----------    ----------    --------

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.02% (annualized), 1.06%, 1.13% and 1.13% for 1998-1995, respectively.
(d) Ratios are annualized and based on average net assets of $7,438,969,860.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 0.37% (annualized), 0.55%, 1.63% and 0.73% for 1998-1995, respectively.
(f) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                                    CLASS B
                                                  ----------------------------------------------------------------------------
                                                                                         DECEMBER 31,
                                                   JUNE 30,      -------------------------------------------------------------
                                                     1998           1997          1996          1995         1994       1993
                                                  ----------     ----------    ----------    ----------    --------    -------
Net asset value, beginning of period              $    31.89     $    28.92    $    26.65    $    21.13    $  20.82    $ 21.80
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Income from investment operations:
 Net investment income (loss)                          (0.07)         (0.07)         0.20(a)      (0.01)         --       0.02
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
 Net gains (losses) on securities (both realized
   and unrealized)                                      5.85           6.68          3.38          7.12        0.51      (0.21)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
     Total from investment operations                   5.78           6.61          3.58          7.11        0.51      (0.19)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Less distributions:
 Dividends from net investment income                     --             --         (0.21)           --          --      (0.02)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
 Distributions from net realized gains                    --          (3.64)        (1.10)        (1.59)      (0.20)     (0.77)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
     Total distributions                                  --          (3.64)        (1.31)        (1.59)      (0.20)     (0.79)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Net asset value, end of period                    $    37.67     $    31.89    $    28.92    $    26.65    $  21.13    $ 20.82
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Total return(b)                                        18.12%         22.96%        13.57%        33.73%       2.46%     (0.74)%
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $8,502,923     $6,831,796    $4,875,933    $2,860,531    $680,119    $63,215
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Ratio of expenses to average net assets(c)              1.81%(d)       1.85%         1.94%         1.94%       1.90%      1.85%(f)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Ratio of net investment income (loss) to average
 net assets(e)                                         (0.42)%(d)      (0.24)%       0.82%        (0.08)%      0.00%     (0.46)%(f)
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Portfolio turnover rate                                  65%            137%          126%          151%        127%       177%
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------
Average brokerage commission rate paid(g)         $   0.0520     $   0.0481    $   0.0436           N/A         N/A        N/A
------------------------------------------------  ----------     ----------    ----------    ----------    --------    -------

                                                          CLASS C
                                                  ------------------------

                                                  JUNE 30,    DECEMBER 31,
                                                    1998          1997
                                                  --------    ------------
Net asset value, beginning of period              $  31.90      $ 35.60
------------------------------------------------  --------      -------
Income from investment operations:
 Net investment income (loss)                        (0.07)(a)    (0.01)
------------------------------------------------  --------      -------
 Net gains (losses) on securities (both realized
   and unrealized)                                    5.86        (0.05)
------------------------------------------------  --------      -------
     Total from investment operations                 5.79        (0.06)
------------------------------------------------  --------      -------
Less distributions:
 Dividends from net investment income                   --           --
------------------------------------------------  --------      -------
 Distributions from net realized gains                  --        (3.64)
------------------------------------------------  --------      -------
     Total distributions                                --        (3.64)
------------------------------------------------  --------      -------
Net asset value, end of period                    $  37.69      $ 31.90
------------------------------------------------  --------      -------
Total return(b)                                      18.15%       (0.08)%
------------------------------------------------  --------      -------
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $116,026      $32,900
------------------------------------------------  --------      -------
Ratio of expenses to average net assets(c)            1.81%(d)     1.84%(f)
------------------------------------------------  --------      -------
Ratio of net investment income (loss) to average
 net assets(e)                                       (0.42)%(d)   (0.23)%(f)
------------------------------------------------  --------      -------
Portfolio turnover rate                                 65%         137%
------------------------------------------------  --------      -------
Average brokerage commission rate paid(g)         $ 0.0520      $0.0481
------------------------------------------------  --------      -------

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.83% (annualized), 1.87%, 1.96% and 1.96% for 1998-1995 for Class B,
    respectively, and 1.83% (annualized) and 1.86% (annualized) for 1998-1997, respectively, for Class C.

(d) Ratios are annualized and based on average net assets of $7,668,978,705 and $70,266,226 for Class B and Class C, respectively.

(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were (0.44)% (annualized), (0.26)%, 0.81% and (0.09)% for 1998-1995, respectively, for Class B and (0.44)% (annualized) and (0.25)% (annualized) for 1998-1997, respectively, for Class C.

(f) Annualized.

(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                            Trustees & Officers

BOARD OF TRUSTEES                             OFFICERS                                     OFFICE OF THE FUND

Charles T. Bauer                              Charles T. Bauer                             11 Greenway Plaza
Chairman                                      Chairman                                     Suite 100
A I M Management Group Inc.                                                                Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                  John J. Arthur                               A I M Advisors, Inc.
Formerly Director, President, and             Senior Vice President and Treasurer          11 Greenway Plaza
Chief Executive Officer                                                                    Suite 100
COMSAT Corporation                            Carol F. Relihan                             Houston, TX 77046
                                              Senior Vice President and Secretary
Owen Daly II                                                                               TRANSFER AGENT
Director                                      Gary T. Crum
Cortland Trust Inc.                           Senior Vice President                        A I M Fund Services, Inc.
                                                                                           P.O. Box 4739
Edward K. Dunn Jr.                            Dana R. Sutton                               Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;          Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                      CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and      Robert G. Alley
President, Mercantile Bankshares              Vice President                               State Street Bank and Trust Company
                                                                                           225 Franklin Street
Jack Fields                                   Stuart W. Coco                               Boston, MA 02110
Chief Executive Officer                       Vice President
Texana Global, Inc.;                                                                       COUNSEL TO THE FUND
Formerly Member                               Melville B. Cox
of the U.S. House of Representatives          Vice President                               Ballard Spahr
                                                                                           Andrews & Ingersoll, LLP
Carl Frischling                               Karen Dunn Kelley                            1735 Market Street
Partner                                       Vice President                               Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                              Jonathan C. Schoolar                         COUNSEL TO THE TRUSTEES
Robert H. Graham                              Vice President
President and Chief Executive Officer                                                      Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                   Renee A. Friedli                             919 Third Avenue
                                              Assistant Secretary                          New York, NY 10022
Lewis F. Pennock
Attorney                                      P. Michelle Grace                            DISTRIBUTOR
                                              Assistant Secretary
Ian W. Robinson                                                                            A I M Distributors, Inc.
Consultant; Formerly Executive                Jeffrey H. Kupor                             11 Greenway Plaza
Vice President and                            Assistant Secretary                          Suite 100
Chief Financial Officer                                                                    Houston, TX 77046
Bell Atlantic Management                      Nancy L. Martin
Services, Inc.                                Assistant Secretary

Louis S. Sklar                                Ofelia M. Mayo
Executive Vice President                      Assistant Secretary
Hines Interests
Limited Partnership                           Lisa A. Moss
                                              Assistant Secretary

                                              Kathleen J. Pflueger
                                              Assistant Secretary

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

                                              Mary J. Benson
                                              Assistant Treasurer

                               THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--
[PHOTO OF
11 GREENWAY PLAZA
APPEARS HERE]

               GROWTH FUNDS                                 INTERNATIONAL GROWTH FUNDS
               AIM Aggressive Growth Fund(1)                AIM Advisor International Value Fund
               AIM Blue Chip Fund                           AIM Asian Growth Fund
               AIM Capital Development Fund                 AIM Developing Markets Fund(2)
               AIM Constellation Fund                       AIM Emerging Markets Fund(2)
               AIM Mid Cap Growth Fund(2)                   AIM Europe Growth Fund(2)
               AIM Select Growth Fund(3)                    AIM European Development Fund
               AIM Small Cap Equity Fund(2)                 AIM International Equity Fund
               AIM Small Cap Opportunities Fund             AIM International Growth Fund(2)
               AIM Value Fund                               AIM Japan Growth Fund(2)
               AIM Weingarten Fund                          AIM Latin American Growth Fund(2)
                                                            AIM New Pacific Growth Fund(2)
               GROWTH & INCOME FUNDS
               AIM Advisor Flex Fund                        GLOBAL GROWTH FUNDS
               AIM Advisor Large Cap Value Fund             AIM Global Aggressive Growth Fund
               AIM Advisor MultiFlex Fund                   AIM Global Growth Fund
               AIM Advisor Real Estate Fund                 AIM Worldwide Growth Fund(2)
               AIM America Value Fund(2)
               AIM Balanced Fund                            GLOBAL GROWTH & INCOME FUNDS
               AIM Charter Fund                             AIM Global Growth & Income Fund(2)
                                                            AIM Global Utilities Fund
               INCOME FUNDS
               AIM Floating Rate Fund(2)                    GLOBAL INCOME FUNDS
               AIM High Yield Fund                          AIM Global Government Income Fund(2)
               AIM Income Fund                              AIM Global High Income Fund(2)
               AIM Intermediate Government Fund             AIM Global Income Fund
               AIM Limited Maturity Treasury Fund           AIM Strategic Income Fund(2)

               TAX-FREE INCOME FUNDS                        THEME FUNDS
               AIM High Income Municipal Fund               AIM Global Consumer Products and Services Fund(2)
               AIM Municipal Bond Fund                      AIM Global Financial Services Fund(2)
               AIM Tax-Exempt Bond Fund of Connecticut      AIM Global Health Care Fund(2)
               AIM Tax-Free Intermediate Fund               AIM Global Infrastructure Fund(2)
                                                            AIM Global Resources Fund(2)
               MONEY MARKET FUNDS                           AIM Global Telecommunications Fund(2)
               AIM Dollar Fund(2)                           AIM New Dimension Fund(2)
               AIM Money Market Fund
               AIM Tax-Exempt Cash Fund

(1) AIM Aggressive Growth Fund was closed to new investors on June 5, 1997.(2)  Effective May 29, 1998, A I M
Advisors, Inc. became advisor to the former GT Global Funds.(3)  On May 1, 1998, AIM Growth Fund was renamed
AIM Select Growth Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                 A I M Management Group Inc. has provided leadership in the mutual fund industry since
                 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998.
                 The AIM Family of Funds--Registered Trademark--is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.

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